Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Expense (Benefit)	$ 2,042	$ 501	$ 3,797	$ 949
Utilization of Tax Loss Carryforwards	65		224
Long-term Income Tax Payable	224		224
Other Noncash Income Tax Expense	$ 432	$ 0	$ 432	$ 0